Subsequent Events (Details Narrative) - USD ($)			6 Months Ended	9 Months Ended
	Aug. 03, 2016	Mar. 19, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015
Warrant purchase, shares				100,000
Warrant purchase, exercise price				$ 0.40
Number of stock option granted during the period	1,600,000
Purchase consideration paid cash					$ 260,000
Notes payable				$ 8,500,000	$ 140,000
Number of common stock shares acquisition during the period				21,900,106
Subsequent Event [Member] | New Age Beverages Corporation [Member] | Xing Group [Member]
Purchase consideration paid			$ 19,995,000
Purchase consideration paid cash			8,500,000
Notes payable			$ 4,500,000
Number of common stock shares acquisition during the period			4,353,915
Common stock received price per share of acquisition			$ 1.61
Subsequent Event [Member] | Long Term Incentive Plan [Member]
Number of stock option granted during the period				1,600,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Convertible promissory note amount		$ 200,000
Warrant purchase, term		3 years
Warrant purchase, shares		100,000
Warrant purchase, exercise price		$ 0.40
Convertible promissory note discription		The Convertible Promissory Note is convertible after 180 days into shares of the Company's common stock at a twenty-five percent (25%) discount to the Volume Weighted Average Price for the five (5) trading days prior to the date of conversion.
Convertable common stock discount percent		25.00%
Convertable common stock trading days		5 days